Fair Values of Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Impaired loans	$ 17,879	$ 20,064
Foreclosed real estate	425	2,457
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Impaired loans	0	0
Foreclosed real estate	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Impaired loans	0	0
Foreclosed real estate	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Impaired loans	17,879	20,064
Foreclosed real estate	$ 425	$ 2,457